UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2007

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA  February 1, 2008


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: 15,174,746 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   465363 8287852.000SH     SOLE              6962952.000       1324900.000
                                                             48008 855000.000SH      OTHER                                855000.000
Allergan Inc                   COM              018490102   430561 6702376.000SH     SOLE              5627121.000       1075255.000
                                                             45289 705000.000SH      OTHER                                705000.000
American Express Co            COM              025816109   321610 6182416.000SH     SOLE              5179983.000       1002433.000
                                                             31732 610000.000SH      OTHER                                610000.000
American Int'l Group           COM              026874107      460 7890.000 SH       SOLE                 7890.000
Apple Inc                      COM              037833100   504205 2545462.000SH     SOLE              2132437.000        413025.000
                                                             53482 270000.000SH      OTHER                                270000.000
Baker Hughes Inc               COM              057224107   419245 5169477.000SH     SOLE              4337580.000        831897.000
                                                             47444 585000.000SH      OTHER                                585000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      850    6.000 SH       SOLE                    6.000
CVS Caremark Corp              COM              126650100   530627 13349112.000SH    SOLE             11211042.000       2138070.000
                                                             54060 1360000.000SH     OTHER                               1360000.000
Cameron Int'l                  COM              13342B105   184413 3831568.000SH     SOLE              3228908.000        602660.000
                                                             17808 370000.000SH      OTHER                                370000.000
Caterpillar Inc                COM              149123101      254 3500.000 SH       SOLE                 3500.000
Cisco Systems Inc              COM              17275R102   194208 7174293.000SH     SOLE              5991418.000       1182875.000
                                                             18272 675000.000SH      OTHER                                675000.000
Coca-Cola Co                   COM              191216100   634713 10342399.000SH    SOLE              8670899.000       1671500.000
                                                             68734 1120000.000SH     OTHER                               1120000.000
Colgate-Palmolive Co           COM              194162103   215705 2766860.000SH     SOLE              2317954.000        448906.000
                                                             22764 292000.000SH      OTHER                                292000.000
ConocoPhillips                 COM              20825C104      389 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp          COM              22160K105   412534 5913612.000SH     SOLE              4958093.000        955519.000
                                                             42205 605000.000SH      OTHER                                605000.000
Devon Energy Corp              COM              25179M103   350356 3940569.000SH     SOLE              3302979.000        637590.000
                                                             36009 405000.000SH      OTHER                                405000.000
Disney, Walt Co                COM              254687106      203 6296.000 SH       SOLE                 6296.000
Electronic Arts Inc            COM              285512109   270664 4633857.000SH     SOLE              3872337.000        761520.000
                                                             25700 440000.000SH      OTHER                                440000.000
Emerson Elec Co                COM              291011104   601787 10621017.000SH    SOLE              8909047.000       1711970.000
                                                             64026 1130000.000SH     OTHER                               1130000.000
Exxon Mobil Corp               COM              30231G102     1555 16598.000SH       SOLE                16598.000
Fluor Corp                     COM              343412102      224 1540.000 SH       SOLE                 1200.000           340.000
Genentech, Inc.                COM              368710406      252 3750.000 SH       SOLE                 3750.000
General Electric Co            COM              369604103   531718 14343631.000SH    SOLE             12028606.000       2315025.000
                                                             57162 1542000.000SH     OTHER                               1542000.000
Gilead Sciences Inc            COM              375558103   320977 6976259.000SH     SOLE              5858209.000       1118050.000
                                                             34508 750000.000SH      OTHER                                750000.000
Google Inc Cl A                COM              38259P508   659980 954445.000SH      SOLE               800192.000        154253.000
                                                             71222 103000.000SH      OTHER                                103000.000
Halliburton Co                 COM              406216101   405658 10700562.000SH    SOLE              8975086.000       1725476.000
                                                             44355 1170000.000SH     OTHER                               1170000.000
Hewlett Packard Co             COM              428236103   477775 9464647.000SH     SOLE              7941982.000       1522665.000
                                                             45785 907000.000SH      OTHER                                907000.000
Intel Corp                     COM              458140100   450379 16893446.000SH    SOLE             14140096.000       2753350.000
                                                             45589 1710000.000SH     OTHER                               1710000.000
International Business Machine COM              459200101      508 4700.000 SH       SOLE                 4700.000
I Shares Russell 1000 Growth   COM              464287614       85 1400.000SH        SOLE                 1400.000
Johnson & Johnson              COM              478160104     1414 21194.000SH       SOLE                21194.000
McDonald's Corp                COM              580135101   398983 6772752.000SH     SOLE              5678556.000       1094196.000
                                                             43004 730000.000SH      OTHER                                730000.000
Medtronic Inc                  COM              585055106     1204 23950.000SH       SOLE                10950.000         13000.000
Merck & Co Inc                 COM              589331107   615463 10591357.000SH    SOLE              8906077.000       1685280.000
                                                             65083 1120000.000SH     OTHER                               1120000.000
Microsoft Corp                 COM              594918104     1461 41030.000SH       SOLE                41030.000             0.000
Nike Inc Class B               COM              654106103   355219 5529570.000SH     SOLE              4632459.000        897111.000
                                                             36938 575000.000SH      OTHER                                575000.000
Nokia Corp Sponsored ADR       COM              654902204      614 16000.000SH       SOLE                16000.000
Novartis A G Sponsored ADR     COM              66987V109      869 16000.000SH       SOLE                 1500.000         14500.000
Occidental Pete Cp Del         COM              674599105   191622 2488910.000SH     SOLE              2098000.000        390910.000
                                                             20017 260000.000SH      OTHER                                260000.000
Paychex Inc                    COM              704326107   184370 5090307.000SH     SOLE              4266577.000        823730.000
                                                             17386 480000.000SH      OTHER                                480000.000
Pepsico Inc                    COM              713448108   529110 6971150.000SH     SOLE              5836114.000       1135036.000
                                                             54952 724000.000SH      OTHER                                724000.000
Procter & Gamble Co            COM              742718109   626601 8534472.000SH     SOLE              7152166.000       1382306.000
                                                             64977 885000.000SH      OTHER                                885000.000
Qualcomm Inc                   COM              747525103   445980 11333657.000SH    SOLE              9489564.000       1844093.000
                                                             45843 1165000.000SH     OTHER                               1165000.000
Research In Motion             COM              760975102   449012 3959535.000SH     SOLE              3357775.000        601760.000
                                                             47061 415000.000SH      OTHER                                415000.000
Schering Plough Corp           COM              806605101   401245 15061755.000SH    SOLE             12631185.000       2430570.000
                                                             40093 1505000.000SH     OTHER                               1505000.000
Schlumberger                   COM              806857108   672230 6833685.000SH     SOLE              5732214.000       1101471.000
                                                             77220 785000.000SH      OTHER                                785000.000
Smith Int'l                    COM              832110100      678 9175.000 SH       SOLE                 9175.000
State Street Corp              COM              857477103      455 5600.000 SH       SOLE                 5600.000
Stryker Corp                   COM              863667101   475737 6366925.000SH     SOLE              5331163.000       1035762.000
                                                             48493 649000.000SH      OTHER                                649000.000